LEASES (Schedule of Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
2025	$ 650
2026	584
2027	565
2028 and on	1,809
Total operating lease payments	3,608
Less: imputed interest	(696)
Present value of lease liabilities	2,912
Lease liabilities, current	448	$ 632
Lease liabilities, non- current	2,464	$ 719
Present value of lease liabilities	$ 2,912